INTANGIBLE ASSETS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 12,953		R$ 11,810		R$ 11,624
Amortization	(956)		(829)		(744)
Ending balance	14,621		12,953		11,810
Disposals	(57)		(23)		(24)	[1]
Transfer	2,562	[2]	912	[2]	913	[3]
Additions	119		1,083		41
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Beginning balance	161		113		82
Ending balance	206		161		113
Transfer	(61)	[2]	(3)	[2]	(10)	[3]
Additions	106		51		41
Temporary Easements Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10		9		8
Amortization	(1)		(1)
Ending balance	9		10		9
Transfer			2	[2]	1	[3]
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5		6		7
Amortization	(1)		(1)		(1)
Ending balance	4		5		6
Assets Of Concession [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,807		11,674		11,517
Amortization	(817)		(757)		(738)
Ending balance	13,555		11,807		11,674
Disposals	(57)		(23)		(24)	[1]
Transfer	2,622	[2]	913	[2]	919	[3]
Assets Of Concession G S F [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	966
Amortization	(134)		(66)
Ending balance	832		966
Additions			1,032
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4		8		10
Amortization	(3)		(4)		(5)
Ending balance	15		4		8
Transfer	1	[2]			3	[3]
Additions	13
Useful Life Defined Intangible Asset [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,792		11,697		11,542
Amortization	(956)		(829)		(744)
Ending balance	14,415		12,792		11,697
Disposals	(57)		(23)		(24)	[1]
Transfer	2,623	[2]	915	[2]	R$ 923	[3]
Additions	R$ 13		R$ 1,032

[1]	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
[2]	The transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).
[3]	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.